TWO ROADS SHARED TRUST

RECURRENT MLP & INFRASTRUCTURE FUND

Class I RMLPX

Incorporated herein by reference is the definitive version of the prospectus for the Recurrent MLP & Infrastructure Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 8, 2019 (SEC Accession No. 0001580642-19-001269).